Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Total net operating losses	$ 583,480	$ 255,300	$ 397,416
Net Operating Losses – Federal
Operating Loss Carryforwards [Line Items]
Total net operating losses	310,429		226,749
Net Operating Losses – State
Operating Loss Carryforwards [Line Items]
Total net operating losses	269,521		165,719
Net Operating Losses – International
Operating Loss Carryforwards [Line Items]
Total net operating losses	$ 3,530		$ 4,948